Related-Party Transactions (Details) $ in Thousands	4 Months Ended	9 Months Ended		12 Months Ended
	May 07, 2018 member	Sep. 30, 2018 USD ($) member	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) person item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2016 item	May 31, 2016 member
Development Agreement
Inventory purchases		$ 305	$ 829
Medtronic
Board of Directors' Appointment
Number of person allowed for member of entities Board of Directors	1			1
Number of voting member before the Series F Preferred Stock purchase agreement							1	1
Number of non-voting member before the Series F Preferred Stock purchase agreement							2	2
Supply Agreement
Number of buy right of inventory upon termination of supply agreement		1		1
Development Agreement
Inventory purchases				$ 1,120	$ 848	$ 834
Research and development expenses				0	0	98
Transactions with related party				$ 1,120	$ 848	$ 932
Right-of-First-Offer of the company
Period to negotiate exclusively with Medtronic on possible sale of business prior to negotiating with third party		90 days		90 days